DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	£ 7,600,981	£ 7,111,850
Fair value assets	29,613	26,369
Fair value liabilities	27,313	25,779
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	7,053,405	6,492,038
Fair value assets	28,797	25,133
Fair value liabilities	26,629	24,674
Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	547,576	619,812
Fair value assets	816	1,236
Fair value liabilities	684	1,105
Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	215,361	183,523
Fair value assets	478	806
Fair value liabilities	256	229
Fair value hedges | Currency swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	11	8
Fair value liabilities	0	0
Fair value hedges | Interest rate swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	467	798
Fair value liabilities	256	229
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	326,386	426,740
Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	332,215	436,289
Fair value assets	338	430
Fair value liabilities	428	876
Cash flow hedges | Currency swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	43	75
Fair value liabilities	163	133
Cash flow hedges | Interest rate swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	295	355
Fair value liabilities	265	743
Exchange rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	413,611	411,568
Fair value assets	6,779	4,990
Fair value liabilities	7,414	6,540
Exchange rate contracts: | Spot, forwards and futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	49,400	44,095
Fair value assets	882	681
Fair value liabilities	764	616
Exchange rate contracts: | Currency swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	350,882	349,606
Fair value assets	5,469	3,857
Fair value liabilities	6,161	5,425
Exchange rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,769	8,310
Fair value assets	428	452
Fair value liabilities	0	0
Exchange rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	7,560	9,557
Fair value assets	0	0
Fair value liabilities	489	499
Interest rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	6,622,029	6,052,097
Fair value assets	21,644	19,810
Fair value liabilities	18,564	17,464
Interest rate contracts: | Interest rate swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,669,551	5,245,703
Fair value assets	18,577	17,318
Fair value liabilities	15,799	15,213
Interest rate contracts: | Forward rate agreements | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	633,279	555,742
Fair value assets	8	7
Fair value liabilities	6	13
Interest rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	24,087	27,158
Fair value liabilities	0	0
Interest rate contracts: | Options purchased | Interest rate contracts:
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	3,053	2,468
Interest rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	19,735	23,610
Fair value assets	0	0
Fair value liabilities	2,746	2,216
Interest rate contracts: | Futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	275,377	199,884
Fair value assets	6	17
Fair value liabilities	13	22
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	7,707	16,959
Fair value assets	108	83
Fair value liabilities	174	167
Equity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	10,058	11,414
Fair value assets	266	250
Fair value liabilities	477	503
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	36	34
Currency swaps | Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	36	34
Fair value assets	11	8
Fair value liabilities	0	0
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,829	9,549
Currency swaps | Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,829	9,549
Fair value assets	43	75
Fair value liabilities	163	133
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	215,325	183,489
Interest rate swaps | Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	215,325	183,489
Fair value assets	467	798
Fair value liabilities	256	229
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	326,386	426,740
Interest rate swaps | Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	326,386	426,740
Fair value assets	295	355
Fair value liabilities	£ 265	£ 743